Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CLAYTON STREET TRUST
Entity Central Index Key	0001660765
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000166588
Shareholder Report [Line Items]
Fund Name	Protective Life Dynamic Allocation Series - Conservative Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Protective Life Dynamic Allocation Series - Conservative Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://janushenderson.com/clayton-street-trust. You can also request this information by contacting us at
Additional Information Website	https://janushenderson.com/clayton-street-trust
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Protective Life Dynamic Allocation Series - Conservative Portfolio	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[1]
AssetsNet	$ 40,000,000
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$40
Number of portfolio holdings	10
Portfolio turnover rate	34%

C000166590
Shareholder Report [Line Items]
Fund Name	Protective Life Dynamic Allocation Series - Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Protective Life Dynamic Allocation Series - Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://janushenderson.com/clayton-street-trust. You can also request this information by contacting us at
Additional Information Website	https://janushenderson.com/clayton-street-trust
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Protective Life Dynamic Allocation Series - Growth Portfolio	$43	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[2]
AssetsNet	$ 34,000,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$34
Number of portfolio holdings	9
Portfolio turnover rate	57%

C000166589
Shareholder Report [Line Items]
Fund Name	Protective Life Dynamic Allocation Series - Moderate Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Protective Life Dynamic Allocation Series - Moderate Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://janushenderson.com/clayton-street-trust. You can also request this information by contacting us at
Additional Information Website	https://janushenderson.com/clayton-street-trust
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Protective Life Dynamic Allocation Series - Moderate Portfolio	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[3]
AssetsNet	$ 725,000,000
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$725
Number of portfolio holdings	10
Portfolio turnover rate	38%

[1]	Annualized for periods of less than one full year.
[2]	Annualized for periods of less than one full year.
[3]	Annualized for periods of less than one full year.